Prepayment and Other Current Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepayment and Other Current and Non-Current Assets [Abstract]
Advances to vendors	$ 27,168	$ 15,272
Prepayment for outsourced production cost		36
Staff advance	116	14
Others	94	7
Total prepayment and other current assets	$ 27,378	$ 15,329